Others - Fair value information, schedule of natures of the liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair value information
Financial liabilities	$ 10,314	$ 10,406
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	1,520	1,566
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	922	954
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	598	612
Warrant liabilities | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 0	$ 0